Acquisitions & Divestitures - Businesses Acquired, 2017 (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) entity	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Acquisitions
Goodwill	$ 36,788	$ 58,222	$ 36,265
2017 Acquisitions
Acquisitions
Number of acquisitions | entity	5
Aggregate acquisitions cost	$ 134
Goodwill	$ 16
Expected percent of goodwill deductible for tax purposes	50.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years 7 months 6 days
2017 Acquisitions | Global Technology Services
Acquisitions
Goodwill	$ 13
2017 Acquisitions | Cloud & Cognitive Software
Acquisitions
Goodwill	$ 3